OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2025-RPL5, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002078626

PRPM 2025-RPL5 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

The reports attached to this Form ABS-15G include the below 20 mortgage loans, with an aggregate unpaid principal balance of $2,812,369.06 that will not be included in the transaction.

1000320
1000360
1000371
1000397
1000434
1000608
1000869
1000986
1001578
1001762
1002059
1002090
1002217
1002261
1002367
1002413
1002472
1002608
1002762
1003245

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2025-RPL5, LLC

Date: November 26, 2025	By:	/s/ Jeff Padden
	Name:	Jeff Padden
	Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – AMC Diligence, LLC Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Exception Grades Report

Schedule 3 – Rating Agency Grades Report

Schedule 4 – Valuation Summary

99.2 - Third Party Due Diligence Report – OneDiligence, LLC Narrative

Schedule 1 – Delinquent Tax Report

Schedule 2 – Securitization Report

99.3 - Third Party Due Diligence Report – Infinity IPS, Inc. Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Disposition and Comments Report

Schedule 3 – Finding Details Report

Schedule 4 – Payment History Report

Schedule 5 – RA Grades Report